Financial instruments and financial risk factors (Tables)	12 Months Ended
Dec. 31, 2025
Financial Instruments [Abstract]
Disclosure of financial assets	Other investments

				$ million
		2025		2024
	Current	Non-current	Current	Non-current
Equity investments[a]	—	816	—	1,095
Contingent consideration	60	25	55	136
Other	98	16	110	61
	158	857	165	1,292
aThe majority of equity investments are unlisted.
Unlisted equity investments are measured using observable recent market prices where available. The majority of investments are measured using models with inputs that may include recent share price data, discounted future cash flows and other available active market pricing data using the maximum available market information and bp’s understanding of the associated company’s performance and prospects. Contingent consideration relates to amounts arising on disposals which are financial assets classified as measured at fair value through profit or loss.
The accounting classification of each category of financial instruments and their carrying amounts are set out below.

					$ million
At 31 December 2025	Note	Measured at amortized cost	Mandatorily measured at fair value through profit or loss	Derivative hedging instruments	Total carrying amount
Financial assets
Other investments	18	—	1,015	—	1,015
Loans		1,991	457	—	2,448
Trade and other receivables	20	26,567	—	—	26,567
Derivative financial instruments	30	—	25,892	245	26,137
Cash and cash equivalents	25	31,777	4,779	—	36,556
Financial liabilities
Trade and other payables	22	(58,182)	—	—	(58,182)
Derivative financial instruments	30	—	(23,056)	(1,024)	(24,080)
Accruals		(7,406)	—	—	(7,406)
Lease liabilities	28	(14,571)	—	—	(14,571)
Finance debt	26	(57,958)	—	—	(57,958)
		(77,782)	9,087	(779)	(69,474)

					$ million
At 31 December 2024	Note	Measured at amortized cost	Mandatorily measured at fair value through profit or loss	Derivative hedging instruments	Total carrying amount
Financial assets
Other investments	18	26	1,431	—	1,457
Loans		1,807	377	—	2,184
Trade and other receivables	20	27,148	—	—	27,148
Derivative financial instruments	30	—	21,226	—	21,226
Cash and cash equivalents	25	32,547	6,657	—	39,204
Financial liabilities
Trade and other payables	22	(61,298)	—	—	(61,298)
Derivative financial instruments	30	—	(20,224)	(2,655)	(22,879)
Accruals		(7,397)	—	—	(7,397)
Lease liabilities	28	(12,000)	—	—	(12,000)
Finance debt	26	(59,547)	—	—	(59,547)
		(78,714)	9,467	(2,655)	(71,902)

Disclosure of financial liabilities	The accounting classification of each category of financial instruments and their carrying amounts are set out below.

					$ million
At 31 December 2025	Note	Measured at amortized cost	Mandatorily measured at fair value through profit or loss	Derivative hedging instruments	Total carrying amount
Financial assets
Other investments	18	—	1,015	—	1,015
Loans		1,991	457	—	2,448
Trade and other receivables	20	26,567	—	—	26,567
Derivative financial instruments	30	—	25,892	245	26,137
Cash and cash equivalents	25	31,777	4,779	—	36,556
Financial liabilities
Trade and other payables	22	(58,182)	—	—	(58,182)
Derivative financial instruments	30	—	(23,056)	(1,024)	(24,080)
Accruals		(7,406)	—	—	(7,406)
Lease liabilities	28	(14,571)	—	—	(14,571)
Finance debt	26	(57,958)	—	—	(57,958)
		(77,782)	9,087	(779)	(69,474)

					$ million
At 31 December 2024	Note	Measured at amortized cost	Mandatorily measured at fair value through profit or loss	Derivative hedging instruments	Total carrying amount
Financial assets
Other investments	18	26	1,431	—	1,457
Loans		1,807	377	—	2,184
Trade and other receivables	20	27,148	—	—	27,148
Derivative financial instruments	30	—	21,226	—	21,226
Cash and cash equivalents	25	32,547	6,657	—	39,204
Financial liabilities
Trade and other payables	22	(61,298)	—	—	(61,298)
Derivative financial instruments	30	—	(20,224)	(2,655)	(22,879)
Accruals		(7,397)	—	—	(7,397)
Lease liabilities	28	(12,000)	—	—	(12,000)
Finance debt	26	(59,547)	—	—	(59,547)
		(78,714)	9,467	(2,655)	(71,902)

Disclosure of credit risk exposure	Management information used to monitor credit risk, which reflects the impact of credit enhancements, indicates that the risk profile of financial assets which are subject to review for impairment under IFRS 9 is as set out in the table below.

		%
As at 31 December	2025	2024
AAA to AA-	14%	12%
A+ to A-	52%	50%
BBB+ to BBB-	13%	16%
BB+ to BB-	11%	10%
B+ to B-	6%	8%
CCC+ and below	4%	4%

Disclosure of offsetting of financial assets	Financial instruments subject to offsetting, enforceable master netting arrangements and similar agreements
The following table shows the amounts recognized for financial assets and liabilities which are subject to offsetting arrangements on a gross basis, and the amounts offset in the balance sheet.
Amounts which cannot be offset under IFRS, but which could be settled net under the terms of master netting agreements if certain conditions arise, and collateral received or pledged, are also presented in the table to show the total net exposure of the group.

						$ million
	Gross amounts of recognized financial assets (liabilities)	Amounts set off	Net amounts presented on the balance sheet	Related amounts not set off in the balance sheet		Net amount
At 31 December 2025				Master netting arrangements	Cash collateral (received) pledged
Derivative assets	28,414	(2,277)	26,137	(7,491)	(544)	18,102
Derivative liabilities	(26,357)	2,277	(24,080)	7,491	101	(16,488)
Trade and other receivables	14,055	(6,385)	7,670	(1,555)	(170)	5,945
Trade and other payables	(17,308)	6,385	(10,923)	1,555	8	(9,360)
At 31 December 2024
Derivative assets	23,779	(2,553)	21,226	(5,624)	(362)	15,240
Derivative liabilities	(25,432)	2,553	(22,879)	5,624	294	(16,961)
Trade and other receivables	17,832	(9,445)	8,387	(1,532)	(206)	6,649
Trade and other payables	(20,289)	9,445	(10,844)	1,532	12	(9,300)

Disclosure of offsetting of financial liabilities	Financial instruments subject to offsetting, enforceable master netting arrangements and similar agreements
The following table shows the amounts recognized for financial assets and liabilities which are subject to offsetting arrangements on a gross basis, and the amounts offset in the balance sheet.
Amounts which cannot be offset under IFRS, but which could be settled net under the terms of master netting agreements if certain conditions arise, and collateral received or pledged, are also presented in the table to show the total net exposure of the group.

						$ million
	Gross amounts of recognized financial assets (liabilities)	Amounts set off	Net amounts presented on the balance sheet	Related amounts not set off in the balance sheet		Net amount
At 31 December 2025				Master netting arrangements	Cash collateral (received) pledged
Derivative assets	28,414	(2,277)	26,137	(7,491)	(544)	18,102
Derivative liabilities	(26,357)	2,277	(24,080)	7,491	101	(16,488)
Trade and other receivables	14,055	(6,385)	7,670	(1,555)	(170)	5,945
Trade and other payables	(17,308)	6,385	(10,923)	1,555	8	(9,360)
At 31 December 2024
Derivative assets	23,779	(2,553)	21,226	(5,624)	(362)	15,240
Derivative liabilities	(25,432)	2,553	(22,879)	5,624	294	(16,961)
Trade and other receivables	17,832	(9,445)	8,387	(1,532)	(206)	6,649
Trade and other payables	(20,289)	9,445	(10,844)	1,532	12	(9,300)

Disclosure of range of payment due dates of financial liabilities that are part of supplier finance arrangements	Additional information about the group’s trade payables that are subject to supplier finance arrangements is provided in the table below.

			2025			2024
	Letters of Credit	Promissory Notes	Reverse Factoring Arrangements	Letters of Credit	Promissory Notes	Reverse Factoring Arrangements
Carrying amount of liabilities ($ million)
Presented within trade and other payables	5,596	1,356	1,018	7,431	1,778	390
of which suppliers have received payment from the financial institution	5,247	1,356	1,018	7,016	1,778	390
Range of payment due dates (days)
Liabilities that are part of the arrangement	6 to 60	30 to 60	30 to 60	8 to 57	30 to 60	30 to 60
Trade payables that are not part of the arrangement	8 to 60	6 to 60	7 to 60	6 to 60	6 to 60	6 to 60

Disclosure of detailed information of maturities of trade and other payables, accrued expenses, finance debt, and Interest	The table below shows the timing of undiscounted cash outflows relating to finance debt, trade and other payables and accruals. As part of actively managing the group’s debt portfolio it is possible that cash flows in relation to finance debt could be accelerated from the profile provided.

								$ million
				2025				2024
	Trade and other payables[a]	Accruals	Finance debt[b]	Interest on finance debt	Trade and other payables[a]	Accruals	Finance debt[b]	Interest on finance debt
Within one year	51,907	5,572	3,312	2,227	53,663	6,071	4,402	2,490
1 to 2 years	1,331	319	6,628	1,995	1,670	260	4,716	2,217
2 to 3 years	1,203	181	6,007	1,717	1,177	150	6,449	1,947
3 to 4 years	1,190	161	4,235	1,480	1,139	130	5,649	1,678
4 to 5 years	1,186	172	3,680	1,312	1,138	125	3,928	1,447
5 to 10 years	2,413	496	15,775	4,136	3,889	375	17,301	4,877
Over 10 years	126	505	13,292	5,347	157	286	13,947	6,198
	59,356	7,406	52,929	18,214	62,833	7,397	56,392	20,854
a2025 includes $8,367 million (2024 $9,520 million) in relation to the Gulf of America oil spill, of which $6,834 million (2024 $8,383 million) matures in greater than one year.
bNot included in the table above are amounts not expected to be paid in cash but for which a cash flow could occur in specific circumstances and for which the earliest repayment periods are
$758 million within 4-5 years, $4,070 million within 5-10 years and $719 million over 10 years. For 2024 the equivalent amounts were $528 million within 2-3 years and $3,283 million in 5-10 years.
Disclosure of maturity analysis for derivative financial liabilities	The table below shows the timing of cash outflows for derivative financial instruments entered into for the purpose of managing interest rate and foreign currency exchange risk, whether or not hedge accounting is applied, based upon contractual payment dates. As part of actively managing the group’s debt portfolio it is possible that cash flows in relation to associated derivatives could be accelerated from the profile provided. The amounts reflect the gross settlement amount where the pay leg of a derivative will be settled separately from the receive leg, as in the case of cross-currency swaps hedging non-US dollar finance debt or hybrid bonds. The swaps are with high investment-grade counterparties and therefore the settlement-day risk exposure is considered to be negligible. Not shown in the table are the gross settlement amounts (inflows) for the receive leg of derivatives that are settled separately from the pay leg, which amount to $25,612 million at 31 December 2025 (2024 $24,206 million)
to be received on the same day as the related cash outflows.

						$ million
			2025			2024
Cash outflows for derivative financial instruments at 31 December	Derivative assets	Derivative liabilities	Total	Derivative assets	Derivative liabilities	Total
Within one year	1,812	3,324	5,136	—	1,718	1,718
1 to 2 years	2,009	1,068	3,077	—	5,136	5,136
2 to 3 years	1,085	658	1,743	—	3,077	3,077
3 to 4 years	—	3,696	3,696	—	1,743	1,743
4 to 5 years	1,330	225	1,555	—	3,696	3,696
5 to 10 years	3,071	4,443	7,514	—	8,307	8,307
Over 10 years	498	1,465	1,963	—	2,486	2,486
	9,805	14,879	24,684	—	26,163	26,163
For further information on our derivative financial instruments, see Note 30.
Derivative liabilities held for trading have the following fair values and maturities.

							$ million
							2025
	Less than 1 year	1-2 years	2-3 years	3-4 years	4-5 years	Over 5 years	Total
Currency derivatives	(192)	(20)	(14)	(196)	(12)	(286)	(720)
Oil price derivatives	(1,155)	(138)	(15)	(6)	(1)	—	(1,315)
Natural gas price derivatives	(1,748)	(917)	(705)	(605)	(545)	(9,261)	(13,781)
Power price derivatives	(1,268)	(996)	(677)	(504)	(336)	(3,265)	(7,046)
Other derivatives	(18)	(7)	(169)	—	—	—	(194)
	(4,381)	(2,078)	(1,580)	(1,311)	(894)	(12,812)	(23,056)

							$ million
							2024
	Less than 1 year	1-2 years	2-3 years	3-4 years	4-5 years	Over 5 years	Total
Currency derivatives	(111)	(529)	(172)	(4)	(562)	(360)	(1,738)
Oil price derivatives	(975)	(65)	(16)	(6)	(9)	—	(1,071)
Natural gas price derivatives	(2,075)	(836)	(515)	(409)	(363)	(6,308)	(10,506)
Power price derivatives	(1,062)	(779)	(569)	(401)	(471)	(3,611)	(6,893)
Other derivatives	(6)	(1)	—	(9)	—	—	(16)
	(4,229)	(2,210)	(1,272)	(829)	(1,405)	(10,279)	(20,224)